RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

18. RELATED-PARTY TRANSACTIONS

The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the “Securities Act”), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration.

Following the sale of a controlling interest to Sberbank and the deconsolidation of Yandex.Money in July 2013, the Company retained a noncontrolling interest and significant influence over Yandex.Money’s business. The Company continues to use Yandex.Money for payment processing and to provide other services. In 2017 and 2018, the Company also subleased to Yandex.Money part of its premises.

Following the formation of Yandex.Market joint venture with Sberbank and the deconsolidation of Yandex.Market in April 2018 (Note 4), the Company retained a noncontrolling interest and significant influence over Yandex.Market’s business. The Company continues to provide advertising and other services and to sublease to Yandex.Market part of its premises. In 2019, the Company also incurred expenses related to traffic and content acquisition.

The following tables provide summarized information about transactions that have been entered into with the related parties and balances of accounts with them:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Online advertising revenue:
Yandex.Market	—	469	805	10.2
Revenues from subleasing and other services:
Yandex.Money	86	51	37	0.5
Yandex.Market	—	1,001	1,738	22.0
Fees for online payment commissions:
Yandex.Money	439	432	783	9.9
Cost of revenues:
Yandex.Market	—	—	29	0.4

	2018	2019	2019
	RUB	RUB	$
Accounts receivable:
Yandex.Money	37	31	0.4
Yandex.Market	407	302	3.8
Prepaid expenses and other current assets:
Yandex.Money	307	76	1.0
Yandex.Market	—	16	0.2
Accounts payable:
Yandex.Money	—	13	0.2
Yandex.Market	70	11	0.1

The Company believes that the terms of the agreements with Yandex.Money are comparable to the terms obtained in arm’s-length transactions with unrelated similarly situated customers and suppliers of the Company.

As of December 31, 2018 and 2019, the amount of loans granted to certain senior employees was RUB 207 and RUB 43 ($0.5), respectively (Note 5). The loans bear interest rates up to 12% per annum and mature in 2020-2029 as of December 31, 2019.